Material accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Line Items]
Awards to be granted, percentage of shares outstanding	5.00%
Total shareholder return threshold, percentage	8.00%
Share-based compensation, boost grant, percentage	20.00%
Time Based Vesting Condition, Tranche One | Performance Restricted Share Units (PSUs)
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of instruments vested	33.00%
Time Based Vesting Condition, Tranche Two | Performance Restricted Share Units (PSUs)
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of instruments vested	33.00%
Time Based Vesting Condition, Tranche Three | Performance Restricted Share Units (PSUs)
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of instruments vested	33.00%
Placement agent fees
Disclosure Of Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill	10 years
Software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill	5 years